Annual Total Returns- Invesco Liquid Assets Portfolio (Resource) [BarChart] - Resource - Invesco Liquid Assets Portfolio - Resource Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.01%	0.30%	0.83%	1.77%	2.08%	0.42%